NATIONWIDE MUTUAL FUNDS
Nationwide Global Equity Fund
Nationwide High Yield Bond Fund

Supplement dated April 12, 2013 to the
Statement of Additional Information dated July 6, 2012, as revised November 19, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective March 13, 2013, Ms. Carol A. Kosel became a Trustee of Nationwide Mutual Funds (the “Trust”).

2. On page 43 of the SAI, the following information is added to the “Management Information” table in the “Trustees and Officers of the Trust” section:
Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	95	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to December 2012.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3. Effective March 13, 2013, Ms. Kosel is a member of the Valuation and Operations Committee and of the Nominating and Fund Governance Committee.  The descriptions of the Valuation and Operation Committee and the Nominating and Fund Governance Committee, beginning on page 51 of the SAI, are amended to state that Ms. Kosel is a member.

4. Ms. Kosel is hereby added to the following tables in the “Trustees and Officers of the Trust” section of the SAI:  (i) Ownership of Shares of Nationwide Mutual Funds as of December 31, 2012; (ii) Ownership in the Funds’ Investment Adviser, Subadvisers, or Distributor as of December 31, 2012; and (iii) Compensation of Trustees. Ms. Kosel held no shares of Nationwide Mutual Funds as of December 31, 2012, had no ownership in the Funds’ Investment Adviser, Subadvisors or Distributor as of December 31, 2012, and received no compensation from the Trust during the calendar year ended December 31, 2012.

NATIONWIDE MUTUAL FUNDS
Nationwide Alternatives Allocation Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Enhanced Income Fund
Nationwide Fund
Nationwide S&P 500 Index Fund
Nationwide Growth Fund
Nationwide International Index Fund
Nationwide International Value Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund

Supplement dated April 12, 2013
to the Statement of Additional Information dated March 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective March 13, 2013, Ms. Carol A. Kosel became a Trustee of Nationwide Mutual Funds (the “Trust”).

2. On page 53 of the SAI, the following information is added to the “Management Information” table in the “Trustees and Officers of the Trust” section:
Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	95	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to December 2012.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3. Effective March 13, 2013, Ms. Kosel is a member of the Valuation and Operations Committee and of the Nominating and Fund Governance Committee.  The descriptions of the Valuation and Operation Committee and the Nominating and Fund Governance Committee, beginning on page 60 of the SAI, are amended to state that Ms. Kosel is a member.

4. Ms. Kosel is hereby added to the following tables in the “Trustees and Officers of the Trust” section of the SAI:  (i) Ownership of Shares of Nationwide Mutual Funds as of December 31, 2012; (ii) Ownership in the Funds’ Investment Adviser, Subadvisers, or Distributor as of December 31, 2012; and (iii) Compensation of Trustees. Ms. Kosel held no shares of Nationwide Mutual Funds as of December 31, 2012, had no ownership in the Funds’ Investment Adviser, Subadvisors or Distributor as of December 31, 2012, and received no compensation from the Trust during the calendar year ended December 31, 2012.

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement dated April 12, 2013
to the Statement of Additional Information dated March 1, 2013

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective March 13, 2013, Ms. Carol A. Kosel became a Trustee of Nationwide Mutual Funds (the “Trust”).

2. On page 49 of the SAI, the following information is added to the “Management Information” table in the “Trustees and Officers of the Trust” section:
Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	95	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to December 2012.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3. Effective March 13, 2013, Ms. Kosel is a member of the Valuation and Operations Committee and of the Nominating and Fund Governance Committee.  The descriptions of the Valuation and Operation Committee and the Nominating and Fund Governance Committee, beginning on page 57 of the SAI, are amended to state that Ms. Kosel is a member.

4. Ms. Kosel is hereby added to the following tables in the “Trustees and Officers of the Trust” section of the SAI:  (i) Ownership of Shares of Nationwide Mutual Funds as of December 31, 2012; (ii) Ownership in the Funds’ Investment Adviser, Subadvisers, or Distributor as of December 31, 2012; and (iii) Compensation of Trustees. Ms. Kosel held no shares of Nationwide Mutual Funds as of December 31, 2012, had no ownership in the Funds’ Investment Adviser, Subadvisors or Distributor as of December 31, 2012, and received no compensation from the Trust during the calendar year ended December 31, 2012.